SHORT TERM INVESTMENTS - Interest income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Short Term Investments
Interest income recognized on held-to-maturity investments	$ 274	¥ 1,904	¥ 5,836	¥ 3,799